UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-4260

Name of Registrant:	RiverSource Government Income Series, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	5/31

Date of reporting period:	07/01/2010 – 06/06/2011*

* Through the Merger Date for each merged Fund as noted below.

Fund	Notes
Columbia U.S. Government Mortgage Fund	Prior to 09/27/2010, the Fund was known as RiverSource U.S. Government Mortgage Fund; on 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.
RiverSource Short Duration U.S. Government Fund	On 06/06/2011 (the Merger Date), the Fund merged into Columbia Short Term Bond Fund, a series of Columbia Funds Series Trust.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04260

Reporting Period: 07/01/2010 - 06/06/2011

RiverSource Government Income Series, Inc.

Item 1. Proxy Voting Record

================== COLUMBIA U.S. GOVERNMENT MORTGAGE FUND ===================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=============== RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Government Income Series, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.